Material Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Material Accounting Policies [Abstract]
Schedule of Classification and Measurements of Financial Assets and Liabilities

Summary of the Company’s classification and measurements of financial assets and liabilities:

Financial Assets and Liabilities	Classification	Measurement
Cash and cash equivalents	Amortized cost	Amortized cost
Restricted cash	Amortized cost	Amortized cost
Other receivables	Amortized cost	Amortized cost
Investment in Psyence Labs Ltd	FVTPL	Fair value
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Derivative warrant liability	FVTPL	Fair value
Convertible note liability	FVTPL	Fair value
Due to NCAC Sponsor	FVTPL	Fair value
Due to Psyence Group Inc	FVTPL	Fair value

Schedule of Change in Presentation Currency

The change in presentation currency is a voluntary change which is accounted for retrospectively. For comparative reporting purposes, historical financial information has been translated to United States dollars which is disclosed in the tables below:

Change in presentation currency	March 31, 2023 Reported CAD $	Foreign Currency Translation	March 31, 2023 Restated USD $
EQUITY
Net equity	(271,275)	70,830	(200,445)
NET DEFICIT	(271,275)	70,830	(200,445)

Change in presentation currency	March 31, 2022 Reported CAD $	Foreign Currency Translation	March 31, 2022 Restated USD $
EQUITY
Net equity	2,122,696	(423,996)	1,698,700
NET DEFICIT	2,122,696	(423,996)	1,698,700

Change in presentation currency	March 31, 2023 Reported CAD $	Foreign Currency Translation	March 31, 2023 Restated USD $
Expenses
Sales and marketing	9,292	(2,263)	7,029
Research and development	2,126,762	(517,867)	1,608,895
General and administrative	484,382	(117,947)	366,435
Professional and consulting fees	1,655,663	(403,153)	1,252,510
Loss before other items	(4,276,099)	1,041,230	(3,234,869)
Other items
Interest income	2,054	(500)	1,554
Foreign exchange gain	35,574	(8,662)	26,912
NET LOSS	(4,238,471)	1,032,068	(3,206,403)
Change in presentation currency	March 31, 2023 Reported CAD $	Foreign Currency Translation	March 31, 2023 Restated USD $
Net loss	(4,238,471)	1,032,068	(3,206,403)
Non-cash adjustment:
Share based compensation	292,756	(71,469)	221,287
Foreign exchange	-	(84,499)	(84,499)

Changes in working capital:
Other receivables	(152,778)	42,920	(109,858)
Prepaids	(97,547)	25,882	(71,665)
Accounts payable and accrued liabilities	2,258,967	(599,909)	1,659,058
Cash used in operating activities	(1,937,073)	344,993	(1,592,080)

Proceeds received from Psyence Group Inc	1,551,744	(378,821)	1,172,923
Cash provided from financing activities	1,551,744	(378,821)	1,172,923

Change in cash and cash equivalents	(385,329)	(33,828)	(419,157)
Cash and cash equivalents, start of year	2,191,095	(437,658)	1,753,437
Cash and cash equivalents, end of year	1,805,765	(471,486)	1,334,280